INCOME TAX EXPENSE (Details Narrative)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Sep. 30, 2025 HKD ($)
Income Tax Disclosure [Abstract]
Income tax examination description	707IL and BXF are operating in Hong Kong and are subject to the Hong Kong profits tax at the two-tiered income tax rates at the rate of 8.25% on the estimated assessable income up to HK$2,000,000 and 16.5% on any part of assessable income over HK$2,000,000 arising in Hong Kong during its tax year
Cumulative net operating losses	$ 718,503	$ 5,633,065